Interim Balance Sheets (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current Assets
Cash	$ 12,084	$ 3
TOTAL ASSETS	12,084	3
Current Liabilities
Accounts payable	76,157	91,380
Accounts payable - related party	116,891	121,348
Accrued interest - related party	384,317	345,406
Accrued interest	1,755
Convertible note	50,000
Loans and convertible notes payable - related party	791,125	814,626
TOTAL LIABILITIES	1,420,245	1,372,760
Stockholders' deficit:
Common stock, $0.001 par value, 100,000,000 authorized, 35,159,391 issued and outstanding	36,359	35,159
Additional paid-in capital	11,857,533	11,808,733
Accumulated deficit	(13,302,251)	(13,216,847)
TOTAL STOCKHOLDERS' DEFICIT	(1,408,161)	(1,372,757)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	12,084	3
Class A Convertible Preferred
Current Liabilities
Preferred Stock	198	198
Class B Preferred
Current Liabilities
Preferred Stock